Investments - Schedule of gain (loss) on investments by transaction type (Details) - Fixed income securities - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Debt Securities, Available-for-sale [Line Items]
Gross realized gains	$ 101	$ 65	$ 34
Gross realized losses	$ (44)	$ (35)	$ (66)